Investments	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Investments
14.
Investments

In the year ended December 31, 2022, the investments of the Group were comprised of minority equity interests and convertible loan notes. In the year ended December 31, 2021, the investments of the Group were comprised of minority equity interests, convertible loan notes and senior secured promissory loan notes. The details of the Group's investments are as follows (in thousands):

	Investments - held at fair value through other comprehensive income (FVTOCI)		Investments - held at fair value through profit or loss (FVTPL)	Total
	NMG Parent LLC	Other investments
At January 1, 2021	$-	$5,278	3,000	8,278
Additions	-	40	9,787	9,827
Impairment	-	(168)	-	(168)
At December 31, 2021	-	5,150	12,787	17,937
Additions	200,000	6,531	11,834	218,365
Disposal	-	-	(10,000)	(10,000)
Impairment	-	(100)	-	(100)
Fair value remeasurement	-	-	(7,225)	(7,225)
At December 31, 2022	$200,000	$11,581	7,396	218,977

During the year ended December 31, 2022, Silvergate Capital Corp ("Silvergate") purchased the technology and other assets of the Diem Association ("Diem"), in which the Group had previously made investments totaling $10 million during 2020 and 2021. As part of this transaction and in return for its investment held in Diem, the Group received shares in Silvergate. On completion of this transaction, the Group derecognized its investment in Diem and recognized an investment in Silvergate. This resulted in an investment carrying value of $10.0 million being derecognized from the Statement of financial position, a new investment amounting to $8.4 million being recognized on the Statement of financial position and a $1.6 million loss on disposal being recognized in the Statement of operations within the fair value remeasurements line. During May 2022, the wind up of Diem was completed and the Group received $1.5 million in cash, representing its 5.35% share of Diem's residual cash at wind up.

On May 31, 2022, Farfetch UK Limited, a wholly-owned subsidiary of Farfetch Limited, acquired a minority investment in the share capital of NMG Parent LLC ("NMG"), the ultimate parent company of the Neiman Marcus Group LLC, the largest omni-channel luxury retailer in the United States, for consideration of $200 million. In line with the requirements of IFRS 9 - Financial instruments, management has made an irrevocable election to recognize the subsequent changes in fair value of this investment in OCI as the intention is to hold it for strategic purposes. Please refer to Note 19, Financial instruments and financial risk management, where we have detailed the valuation approach regarding the investment in the Neiman Marcus Group LLC.

Investments in associates

The table below (in thousands) illustrates the summarized financial information of the Group’s investments in Farfetch Capital Limited (formerly Farfetch Finance Limited) and Alanui (up to March 1, 2021). The Group’s shareholdings in Alanui and its principal activities can be found in Note 32, Group information. In addition, for further detail on Alanui refer to Note 31, Business Combinations.

At January 1, 2021	$2,319
Step acquisition	(2,198)
Share of loss after tax	(52)
At December 31, 2021	69
Share of profit after tax	68
Other	1
At December 31, 2022	$138

As of December 31, 2022, no impairment indicators were identified.